Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events [Abstract]
Subsequent events	Note 22. - Subsequent events On November 4, 2020, the Board of Directors of the Company approved a dividend of $0.42 per share, which is expected to be paid on December 15, 2020.